Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2021
Document Shell Company Report	false
Entity File Number	001-40374
Entity Registrant Name	Onion Global Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 309 3-05 Huangfu Avenue Zhong
Entity Address, Adress Line Two	Tianhe District
Entity Address, City or Town	Guangzhou City
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Central Index Key	0001829949
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Shandong Haoxin
Auditor Firm ID	5035
Auditor Location	Weifang, the People’s Republic of China
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	No. 309 3-05 Huangfu Avenue Zhong
Entity Address, Adress Line Two	Tianhe District
Entity Address, City or Town	Guangzhou City
Entity Address, Country	CN
City Area Code	86
Local Phone Number	020-38262863
Contact Personnel Name	Cong (Kenny) Li
Contact Personnel Email Address	ir@msyc.cc
American depositary shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ten (10) ADS representsone (1) Class A ordinary share, par value US$0.0001 per share
Trading Symbol	OG
Security Exchange Name	NYSE
Class A
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,511,762
Ordinary shares | Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,671,762
Ordinary shares | Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,840,000